Taxation (Chinese Mainland Income Tax) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Hong Kong [Member]
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	16.50%	16.50%	16.50%
State Administration of Taxation, China [Member]
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	25.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
Preferential income tax rate period (years)	3 years
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Gamespace [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Changyou Chuangxiang [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Sohu New Momentum [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Video Tianjin [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Sohu Internet [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Gamease [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Beijing AmazGame Age Internet Technology Co., Ltd. [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Sohu Media [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Guangzhou Qianjun Network Technology Co., Ltd. [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%